Expense Example	Apr. 30, 2026 USD ($)
Texas Capital Texas Equity Index ETF | Texas Capital Texas Equity Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Texas Capital Texas Oil Index ETF | Texas Capital Texas Oil Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
Texas Capital Government Money Market Fund | Texas Capital Government Money Market Fund Lonestar Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,566
Texas Capital Government Money Market Fund | Texas Capital Government Money Market Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,281
Texas Capital Government Money Market ETF | Texas Capital Government Money Market ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255